FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth, by level within the fair value hierarchy, the Plan’s investments that are measured at fair value as of December 31:

	2025		2024
	Level 1	Total	Level 1	Total
Valvoline Common Stock Fund:
Money market fund	$379,222	$379,222	$503,108	$503,108
Valvoline Inc. common stock	41,207,836	41,207,836	58,417,747	58,417,747
Self-directed brokerage accounts	16,920,940	16,920,940	16,761,515	16,761,515
Total assets in the fair value hierarchy	58,507,998	58,507,998	75,682,370	75,682,370
Collective trust funds (a)	—	268,290,280	—	237,253,150
Investments, at fair value	$58,507,998	$326,798,278	$75,682,370	$312,935,520

(a)Collective trust funds that are measured at fair value using the net asset value (“NAV”) per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented as investments in the Statements of Net Assets Available for Benefits.